Provisions (Narrative) (Detail)	3 Months Ended
Jun. 30, 2018
Restructuring
Disclosure Of Other Provisions [Line Items]
Description of expected timing of outflows	Restructuring provisions primarily relate to onerous lease contracts and severance payments. The use of onerous lease provisions is driven by the maturities of the underlying lease contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring and therefore the estimated costs.